10. Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent and real estate expense	$ 1,697,000	$ 887,600